Investment in securities - Amortized Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Available-for-sale
Amortized cost	$ 2,785,608,000	$ 2,435,752,000
Gross unrealized gains	12,549,000	1,451,000
Gross unrealized losses	(101,904,000)	(164,717,000)
Available-for-sale investments	2,696,253,000	2,272,486,000
Held-to-maturity
Amortized cost	2,992,052,000	3,240,290,000
Gross unrealized gains	857,000	0
Gross unrealized losses	(426,439,000)	(569,250,000)
Held-to-maturity, fair value	2,566,470,000	2,671,040,000
Impairments recognized in other comprehensive income for HTM investments	0	0	$ 0
US government and federal agencies
Available-for-sale
Amortized cost	2,770,749,000	2,324,841,000
Gross unrealized gains	12,549,000	1,451,000
Gross unrealized losses	(100,827,000)	(162,673,000)
Available-for-sale investments	2,682,471,000	2,163,619,000
Held-to-maturity
Amortized cost	2,992,052,000	3,240,290,000
Gross unrealized gains	857,000	0
Gross unrealized losses	(426,439,000)	(569,250,000)
Held-to-maturity, fair value	2,566,470,000	2,671,040,000
Non-US governments debt securities
Available-for-sale
Amortized cost	0	93,803,000
Gross unrealized gains	0	0
Gross unrealized losses	0	(335,000)
Available-for-sale investments	0	93,468,000
Asset-backed securities - Student loans
Available-for-sale
Amortized cost	0	40,000
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Available-for-sale investments	0	40,000
Residential mortgage-backed securities
Available-for-sale
Amortized cost	14,859,000	17,068,000
Gross unrealized gains	0	0
Gross unrealized losses	(1,077,000)	(1,709,000)
Available-for-sale investments	$ 13,782,000	$ 15,359,000